S-K 1603(a) SPAC Sponsor	Jul. 20, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Delaware limited liability company
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]
Our sponsor,
TCGX Sponsor, LLC
, is a
Delaware limited liability company
and was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware
Limited Liability Company
Act and other applicable law, our sponsor’s business is focused on investing in our company. The manager of our sponsor is Chen Yu, M.D., M.B.A., our Chief Executive Officer and a director. Dr. Yu controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, Fund III owns 100% of the economic rights attributable to the founder shares and private placement shares held by our sponsor (assuming no exercise of the over-allotment
option).

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination